Capital adequacy - Internally assessed economic capital excl. buffer (Details) - SEK (kr) kr in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Capital requirements	kr 17,270	kr 19,285
Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	10,465	10,788
Credit risk | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	7,064	6,898
Operational risk | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	142	142
Market risk | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	1,118	1,573
Other | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	175	170
Capital planning buffer | Internal credit grades
Disclosure of credit risk exposure [line items]
Capital requirements	kr 1,966	kr 2,005